Provisions	12 Months Ended
Mar. 31, 2020
Provisions [abstract]
Provisions
Provisions
Our provisions principally relate to obligations arising from property rationalisation programmes, restructuring programmes, asset retirement obligations, network assets, insurance claims, litigation and regulatory risks.

 Significant accounting policies that apply to provisions
We recognise provisions when the group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation and the amount can be reliably estimated. Where these criteria are not met we disclose a contingent liability if the group has a possible obligation, or has a present obligation with an outflow that is not probable or which cannot be reliably estimated. Contingent liabilities are disclosed in note 31.
Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

 Critical accounting estimates and key judgements made in accounting for provisions
We exercise judgement in determining the quantum of all provisions to be recognised. Our assessment includes consideration of whether we have a present obligation, whether payment is probable and if so whether the amount can be estimated reliably.
As part of this assessment, we also assess the likelihood of contingent liabilities occurring in the future. Contingent liabilities are not recognised as liabilities on our balance sheet; they are disclosed in note 31. By their nature, contingencies will be resolved only when one or more uncertain future events occur or fail to occur. We assess the likelihood that a potential claim or liability will arise and also quantify the possible range of financial outcomes where this can be reasonably determined. In estimating contingent liabilities we make key judgements in relation to applicable law and any historical and pending court rulings, and the likelihood, timing and cost of resolution.
Restructuring programmes involve estimation of the direct cost necessary for the restructuring and exclude items that are associated with ongoing activities. The amounts below exclude restructuring costs for which the timing and amount are certain. These are recognised as part of trade and other payables.
In measuring property provisions, we have made estimates of the costs to restore properties upon vacation where this is required under the lease agreements.
Asset retirement obligations (AROs) involve an estimate of the cost to dismantle equipment and restore network sites upon vacation and the timing of the event. The provision represents the group’s best estimate of the amount that may be required to settle the obligation.
Network asset provisions represent our future operational costs and vacant site rentals arising from obligations relating to network share agreements. Costs are expected to be incurred over a period of up to 20 years.
Our regulatory provision represents our best estimate of the cost to settle our present obligation in relation to historical regulatory matters. The charge/credit for the year represents the outcome of management’s re-assessment of the estimates and regulatory risks across a range of issues, including price and service issues. The prices at which certain services are charged are regulated and may be subject to retrospective adjustment by regulators. When estimating the likely value of regulatory risk we make key judgements, including in regard to interpreting Ofcom regulations and past and current claims.
For all risks, the ultimate liability may vary materially from the amounts provided and will be dependent upon the eventual outcome of any settlement.

	Restructuring £m	Property £m	Network ARO £m	Network share £m	Regulatory £m	Litigation £m	Other £m	Total £m
At 31 March 2018	12	294	71	33	320	64	261	1,055
Additions	—	84	102	2	58	3	66	315
Unwind of discount	—	11	2	1	—	—	—	14
Utilised or released	—	(71)	(13)	(9)	(196)	(9)	(109)	(407)
Transfers	(12)	21	—	—	—	27	(7)	29
Exchange differences	—	—	—	—	—	(1)	1	—
At 31 March 2019	—	339	162	27	182	84	212	1,006
IFRS 16 adjustment[a]	—	(183)	(14)	(12)	—	—	—	(209)
At 1 April 2019		156	148	15	182	84	212	797
Additions	—	18	52	88	26	7	70	261
Unwind of discount	—	1	1	—	—	—	—	2
Utilised or released	—	(31)	(22)	(91)	(129)	(14)	(77)	(364)
Transfers[b]	—	—	—	—	—	11	11	22
Exchange differences	—	—	—	—	—	—	1	1
31 March 2020	—	144	179	12	79	88	217	719
[a] On transition to IFRS 16 on 1 April 2019, all onerous lease provisions were either reclassified to the corresponding right-of-use assets as a proxy for impairment, or were otherwise released to equity as a transition adjustment. See note 1.
[b] Transfers include £5m on provisions associated with held-for-sale assets during the period. See note 23.

At 31 March	2020	2019	2018
	£m	£m	£m
Analysed as:
Current	288	424	603
Non-current	431	582	452
	719	1,006	1,055

Included within ‘Other’ provisions are contract loss provisions of £10m (2018/19: £25m) relating to the anticipated total losses in respect of certain contracts.
Covid-19 has been considered when identifying and measuring contract loss provisions in line with the accounting policy set out in note 5. We identified £7m of contract loss provisions in respect of revenue contracts that are expected to become loss-making as a result of Covid-19 impacts. This increase above our standard contract loss provisioning policies is recorded as a specific item (note 9).
It is expected that the majority of contract loss provisions will be utilised in the next few years. Although there is a short period remaining to the finalisation of these contracts, there remains uncertainty as to whether potential future changes to key assumptions made when estimating their future losses could have a significant impact. There is no single change in key variables that could materially affect future expected losses on these contracts, but it is reasonably possible there will be a combination of changes in key variables that could have a material impact. Also included in ‘Other’ are amounts provided for constructive obligations arising from insurance claims which will be utilised as the obligations are settled.